VESSEL	12 Months Ended
Dec. 31, 2012
Vessels And Equipment Net [Abstract]
VESSEL
10.   VESSEL

(in thousands of $)	2012	2011
Cost	86,068	86,068
Accumulated depreciation	(43,678)	(40,847)
	42,390	45,221

Depreciation expense was $2.8 million for each of the years ended December 31, 2012, 2011 and 2010.